CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 4,042	$ 3,537
Restricted bank deposit	463	1,067
Accounts receivable, net of allowance for doubtful accounts of $12,667 and $11,667 as of December 31, 2022 and 2021, respectively (Note 13)	10,852	11,061
Other current assets	2,239	1,599
Inventories, net	3,411	3,561
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	26,290	26,108
LONG-TERM ASSETS
Severance pay funds	482	487
Deferred tax long term	501	202
Property and equipment, net	1,640	1,804
Other Intangible assets, net	5,617	5,610
Goodwill	7,026	7,026
Operating lease right-of-use asset	484	882
TOTAL LONG-TERM ASSETS	15,750	16,011
TOTAL ASSETS	42,040	42,119
CURRENT LIABILITIES
Accounts payable	1,267	1,395
Employees and payroll accruals	1,339	2,119
Related parties	168	172
Short- term loans and other	900	207
Accrued expenses and other liabilities	469	1,559
Short- term operating lease liabilities	381	0
Deferred revenues	715	151
TOTAL CURRENT LIABILITIES	5,239	5,603
LONG-TERM LIABILITIES
Long-term loan	32,600	30,451
Deferred revenues	269	49
Deferred tax liability LT	170	170
Accrued severance pay	523	529
Long- term operating lease liabilities	108	925
TOTAL LONG TERM LIABILITIES	33,670	32,124
TOTAL LIABILITIES	38,909	37,727
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 2.5 par value - authorized 10,000,000 shares, 4,206,327 shares issued and outstanding at December 31, 2022 and 2,823,937 at December 31, 2021	3,057	2,028
Additional paid-in capital	103,000	97,833
Accumulated deficit	(102,926)	(95,469)
Total shareholders' equity	3,131	4,392
Total liabilities and shareholders' equity	$ 42,040	$ 42,119